Other comprehensive income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	$ (5,142)	$ (22,249)
Interest expense - borrowings and deposits	(96,732)	(85,601)	$ (63,417)
Financial instruments FVH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on securities at FVOCI	157	87	84
Financial instruments CFH
Disclosure of Accumulated other comprehensive income loss [Line Items]
Realized gains (losses) on financial assets measured at fair value through other comprehensive income	(5,008)	(5,678)	(2,399)
Interest income - loans at amortized cost	3,261	2,502	7,611
Interest expense - borrowings and deposits	(1,733)	(1,650)	(2,102)
Net gain (loss) on foreign currency exchange	(61)	(1,530)	7,216
Net gain (loss) on interest rate swaps	56	$ 4	86
Net gain (loss) on cross-currency swaps	$ (9)		$ 12